Schedule - Schedule II - Crestwood Equity Parnters LP - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule - Schedule II - Crestwood Equity Parnters LP - Valuation and Qualifying Accounts

Schedule II

Crestwood Equity Partners LP

Valuation and Qualifying Accounts

For the Years Ended December 31, 2016, 2015 and 2014

(in millions)

	Balance at beginning of period	Charged to costs and expenses	Other Additions	Deductions (write-offs)	Balance at end of period
Allowance for doubtful accounts
2016	$0.4	$1.9	$—	$(0.4)	$1.9
2015	0.1	—	0.4	(0.1)	0.4
2014	0.1	—	—	—	0.1